Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000025694
Shareholder Report [Line Items]
Fund Name	The U.S. Equity Portfolio
Trading Symbol	HCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) returned 20.58% for the fiscal year compared to 21.89% for the MSCI USA Index.

The fiscal year ended June 30, 2026 was marked by strong equity market performance despite heightened geopolitical uncertainty and higher interest rates. Resilient corporate earnings and continued investment in AI infrastructure helped drive broad market gains, although leadership remained highly concentrated among a relatively small group of companies.

The Portfolio underperformed its benchmark over the period. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint relative to the broad U.S. market (i.e., both value and growth stocks). The tax management stock implementation underperformed during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The U.S. Equity Portfolio	MSCI USA Index
Jun 26	43,513	42,230
Jun 25	36,088	34,647
Jun 24	31,670	29,925
Jun 23	25,066	24,007
Jun 22	20,693	20,077
Jun 21	24,723	23,023
Jun 20	17,732	16,156
Jun 19	15,950	14,901
Jun 18	14,213	13,516
Jun 17	11,931	11,802
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	20.58%	11.97%	15.84%
MSCI USA Index	21.89%	12.90%	15.49%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 2,092,812,372
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 1,521,016
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,092,812,372
Number of Portfolio Holdings	616
Net Investment Advisory Fees	$1,521,016
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	37.1%
Financials	11.9%
Communication Services	9.7%
Industrials	9.3%
Health Care	9.2%
Consumer Discretionary	9.2%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.4%
Materials	1.7%
Real Estate	1.6%
Other Investments	0.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000062556
Shareholder Report [Line Items]
Fund Name	The Institutional U.S. Equity Portfolio
Trading Symbol	HCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional U.S. Equity Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates, LLC, RhumbLine Advisers (“RhumbLine”) and Wellington Management Company, LLP (“Wellington”) returned 18.39% for the fiscal year compared to 21.89% for the MSCI USA Index.

The fiscal year ended June 30, 2026 was marked by strong equity market performance despite heightened geopolitical uncertainty and higher interest rates. Resilient corporate earnings and continued investment in AI infrastructure helped drive broad market gains, although leadership remained highly concentrated among a relatively small group of companies.

The Portfolio underperformed the benchmark primarily due to Parametric's modest bias toward developed markets outside the U.S. Mellon underperformed due to its modest bias towards low-volatility stocks. During the fiscal year, RhumbLine’s performance of 21.92% was slightly behind its Russell 1000 Index benchmark which returned 21.99%. The Russell 1000 Index modestly outperformed the MSCI USA Index due to its exposure to a more diversified set of U.S. securities that resulted in a bias towards securities with smaller market capitalization than the benchmark. Wellington implements a public real estate strategy which, while in line with the real estate market, underperformed broad equity markets as elevated rates caused REITs to lag.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Institutional U.S. Equity Portfolio	MSCI USA Index
Jun 26	42,452	42,230
Jun 25	35,859	34,647
Jun 24	30,777	29,925
Jun 23	25,145	24,007
Jun 22	21,380	20,077
Jun 21	25,243	23,023
Jun 20	17,790	16,156
Jun 19	15,784	14,901
Jun 18	14,161	13,516
Jun 17	11,903	11,802
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	18.39%	10.96%	15.56%
MSCI USA Index	21.89%	12.90%	15.49%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 3,168,418,906
Holdings Count | Holding	1,072
Advisory Fees Paid, Amount	$ 2,310,809
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,168,418,906
Number of Portfolio Holdings	1,072
Net Investment Advisory Fees	$2,310,809
Portfolio Turnover Rate	42%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	18.8%
Investment Companies - Money Market Funds	16.4%
Investment Companies - International Equity	8.4%
Financials	8.3%
Health Care	7.6%
Industrials	6.9%
Consumer Discretionary	6.6%
Real Estate	6.2%
Communication Services	5.1%
Consumer Staples	4.1%
Investment Companies - Domestic Equity	3.4%
Other Investments	5.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000157800
Shareholder Report [Line Items]
Fund Name	The ESG Growth Portfolio
Trading Symbol	HCESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The ESG Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 22.25% for the fiscal year compared to 21.81% for the MSCI World Index.

The Portfolio’s outperformance can be attributed to the Global ESG screening strategy, which was run by Mellon and outperformed.

The Portfolio requires that the underlying managers integrate ESG criteria in their investment selection. Mellon uses third-party ESG data to better understand the environmental, social and governance risks and opportunities when making investment decisions. Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The ESG Growth Portfolio	MSCI World Index
Jun 26	31,997	36,104
Jun 25	26,172	29,639
Jun 24	22,572	25,384
Jun 23	18,903	21,021
Jun 22	16,308	17,645
Jun 21	19,141	20,504
Jun 20	13,768	14,680
Jun 19	13,176	14,197
Jun 18	12,910	13,276
Jun 17	11,719	11,886
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The ESG Growth Portfolio	22.25%	10.82%	12.33%
MSCI World Index	21.81%	11.98%	13.70%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 124,259,177
Holdings Count | Holding	1,244
Advisory Fees Paid, Amount	$ 129,028
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$124,259,177
Number of Portfolio Holdings	1,244
Net Investment Advisory Fees	$129,028
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	30.6%
Financials	16.2%
Industrials	11.7%
Health Care	9.3%
Consumer Discretionary	9.1%
Communication Services	6.7%
Consumer Staples	4.5%
Energy	3.7%
Materials	3.4%
Utilities	2.7%
Real Estate	1.7%
Other Investments	0.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000164403
Shareholder Report [Line Items]
Fund Name	The Catholic SRI Growth Portfolio
Trading Symbol	HCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Catholic SRI Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) returned 21.16% for the fiscal year compared to 21.81% for the MSCI World Index.

The Portfolio’s under-performance can be attributed primarily to the screening that is required to adhere to Catholic values, which is managed by Mellon. The screening resulted in an underweight to the health care sector relative to the benchmark, and this positioning was the largest detractor from relative performance.

The Portfolio is diversified across securities to ensure proper portfolio diversification, with the goal of providing competitive long-term returns in as consistent a manner as possible. As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to participate in this cyclicality of styles by maintaining market exposure comparable to MSCI World Index.

The Portfolio requires that the underlying managers integrate Catholic values in their investment selections, which includes negative screens. Mellon uses third-party data to implement the negative screens in the Portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Catholic SRI Growth Portfolio	MSCI World Index
Jun 26	33,712	36,104
Jun 25	27,826	29,639
Jun 24	23,598	25,384
Jun 23	19,552	21,021
Jun 22	16,283	17,645
Jun 21	19,425	20,504
Jun 20	13,776	14,680
Jun 19	13,412	14,197
Jun 18	13,128	13,276
Jun 17	11,802	11,886
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Catholic SRI Growth Portfolio	21.16%	11.66%	12.92%
MSCI World Index	21.81%	11.98%	13.70%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 80,956,941
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 70,148
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$80,956,941
Number of Portfolio Holdings	1,160
Net Investment Advisory Fees	$70,148
Portfolio Turnover Rate	40%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Information Technology	33.9%
Financials	17.8%
Industrials	9.9%
Consumer Discretionary	9.8%
Communication Services	9.2%
Consumer Staples	4.3%
Energy	4.1%
Materials	3.7%
Utilities	3.0%
Health Care	2.4%
Real Estate	1.8%
Other Investments	0.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000025696
Shareholder Report [Line Items]
Fund Name	The International Equity Portfolio
Trading Symbol	HCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The International Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”)  returned 21.19% for the fiscal year compared to 20.80% for the MSCI EAFE Index.

The fiscal year ended June 30, 2026 was marked by strong international equity market performance despite heightened geopolitical uncertainty and higher interest rates. Both International Developed and Emerging Market Equities posted strong returns, supported by resilient corporate earnings, improving economic sentiment and continued investment in AI infrastructure, particularly across Taiwan and South Korea.

The Portfolio outperformed the benchmark. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint. The tracking error generated by tax minimization contributed to before-tax performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The International Equity Portfolio	MSCI EAFE Index
Jun 26	25,527	26,404
Jun 25	21,064	21,857
Jun 24	18,022	18,471
Jun 23	16,136	16,478
Jun 22	13,559	13,800
Jun 21	16,113	16,694
Jun 20	12,193	12,559
Jun 19	12,677	13,182
Jun 18	12,646	12,974
Jun 17	11,975	12,083
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The International Equity Portfolio	21.19%	9.64%	9.82%
MSCI EAFE Index	20.80%	9.60%	10.20%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 714,103,355
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 519,622
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$714,103,355
Number of Portfolio Holdings	374
Net Investment Advisory Fees	$519,622
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Financials	26.1%
Industrials	16.8%
Information Technology	12.2%
Health Care	8.3%
Consumer Discretionary	7.0%
Materials	6.3%
Consumer Staples	5.4%
Energy	5.0%
Utilities	3.4%
Communication Services	3.2%
Investment Companies - International Equity	2.9%
Other Investments	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000065218
Shareholder Report [Line Items]
Fund Name	The Institutional International Equity Portfolio
Trading Symbol	HCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”) and Parametric returned 16.02% for the fiscal year compared to 20.80% for the MSCI EAFE Index.

The fiscal year ended June 30, 2026, was marked by strong international equity market performance despite heightened geopolitical uncertainty and higher interest rates. Both International Developed and Emerging Market Equities posted strong returns, supported by resilient corporate earnings, improving economic sentiment and continued investment in AI infrastructure, particularly across Taiwan and South Korea.

The Institutional Portfolio underperformed its benchmark. The majority of the assets are managed by Mellon and Parametric with a core mandate to provide passive exposure to the benchmark index (MSCI EAFE Index). Parametric underperformed due to its underweight to Japan equities. Within its Japan exposure, Parametric had a modest bias toward small cap stocks which detracted from relative performance. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically. Mellon underperformed due to its bias towards low-volatility stocks. City of London underperformed due to an unfavorable environment for its closed-end fund strategy that seeks portfolio appreciation derived from a top-down macro process, bottom-up stock picking and a narrowing of the closed-end fund discount to net asset value. The Portfolios are diversified across multiple managers and strategies, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, some managers and styles will periodically lead or lag, and the Portfolio expects performance to reflect this style cyclicality.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Institutional International Equity Portfolio	MSCI EAFE Index
Jun 26	23,507	26,404
Jun 25	20,261	21,857
Jun 24	16,969	18,471
Jun 23	15,285	16,478
Jun 22	12,980	13,800
Jun 21	15,860	16,694
Jun 20	11,874	12,559
Jun 19	12,744	13,182
Jun 18	12,733	12,974
Jun 17	12,038	12,083
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	16.02%	8.19%	8.92%
MSCI EAFE Index	20.80%	9.60%	10.20%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,262,721,045
Holdings Count | Holding	847
Advisory Fees Paid, Amount	$ 1,694,720
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,262,721,045
Number of Portfolio Holdings	847
Net Investment Advisory Fees	$1,694,720
Portfolio Turnover Rate	54%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Investment Companies - International Equity	34.9%
Investment Companies - Money Market Funds	18.3%
Industrials	9.0%
Financials	8.7%
Consumer Discretionary	5.3%
Health Care	5.1%
Information Technology	5.0%
Consumer Staples	3.4%
Materials	2.5%
Utilities	2.1%
Communication Services	1.7%
Other Investments	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000065289
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Portfolio
Trading Symbol	HCEMX
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$49	0.40%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Emerging Markets Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 44.13% for the fiscal year compared to 44.18% for the MSCI Emerging Markets Index.

The fiscal year ended June 30, 2026 was marked by strong equity market performance despite heightened geopolitical uncertainty and higher interest rates. Emerging Market Equities posted exceptional returns, driven by robust earnings growth and sustained demand for semiconductors and AI infrastructure, particularly across Taiwan and South Korea.

In fiscal year 2026, the Portfolio modestly underperformed the benchmark. The allocation to City of London contributed positively, aided by favorable conditions for its closed-end fund strategy. Parametric underperformed due to its exposure to onshore China equities. The Portfolio provides broad access to international emerging markets equity. Managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon’s strategy provides passive exposure to the MSCI Emerging Markets Index. The Portfolio diversifies amongst a large number of names and across geographies and sectors. Parametric replicates benchmark index (MSCI Emerging Markets Index) using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Emerging Markets Portfolio	MSCI Emerging Markets Index
Jun 26	24,605	27,192
Jun 25	17,071	18,859
Jun 24	14,786	16,262
Jun 23	13,180	14,395
Jun 22	12,969	14,083
Jun 21	17,035	18,776
Jun 20	12,379	13,283
Jun 19	12,820	13,700
Jun 18	12,313	13,484
Jun 17	12,151	12,417
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	44.13%	7.63%	9.42%
MSCI Emerging Markets Index	44.18%	7.69%	10.52%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 860,221,794
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 1,817,414
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$860,221,794
Number of Portfolio Holdings	922
Net Investment Advisory Fees	$1,817,414
Portfolio Turnover Rate	14%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Investment Companies - International Equity	29.9%
Information Technology	29.6%
Financials	11.7%
Communication Services	6.0%
Consumer Discretionary	5.0%
Industrials	4.8%
Materials	3.5%
Investment Companies - Money Market Funds	2.0%
Energy	2.0%
Consumer Staples	1.7%
Health Care	1.5%
Other Investments	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000025697
Shareholder Report [Line Items]
Fund Name	The Core Fixed Income Portfolio
Trading Symbol	HCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2025 to June 30, 2026.
Material Fund Change Notice [Text Block]	Effective October 10, 2025, the Portfolio implemented a 1-for-5 reverse stock split. Effective January 23, 2026, This fund acquired U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio as a result of a merger.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Core Fixed Income Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Mellon Investments Corporation returned 3.00% for the fiscal year compared to 3.79% for the Bloomberg U.S. Aggregate Bond Index (“Bar Cap”).

Bond markets experienced heightened volatility during the year as resilient economic growth, persistent inflation concerns and geopolitical uncertainty caused investors to reassess the path of interest rates. Treasury yields moved higher for much of the year as expectations shifted toward a higher-for-longer rate environment, weighing on longer-duration bonds. Despite these headwinds, higher starting yields continued to provide attractive income, and core fixed income delivered modest positive returns while maintaining its role as a source of portfolio diversification.

The Portfolio underperformed the benchmark. A reduced allocation to spread sectors, including corporate and securitized credit, detracted from performance. The Portfolio is allocated across the three major Bar Cap Index sectors: governments, credit and asset-backed securities. Government and asset-backed sectors are passively managed to track their benchmarks, with slight variances due to cash flows and representative holdings. The credit portfolio characteristics, such as duration, yield and credit quality, remain aligned with the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index
Jun 26	11,544	11,656
Jun 25	11,208	11,230
Jun 24	10,556	10,587
Jun 23	10,281	10,315
Jun 22	10,334	10,413
Jun 21	11,687	11,607
Jun 20	11,677	11,646
Jun 19	10,727	10,710
Jun 18	9,922	9,929
Jun 17	10,007	9,969
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	3.00%	-0.25%	1.45%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 2,110,750,209
Holdings Count | Holding	2,486
Advisory Fees Paid, Amount	$ 430,097
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,110,750,209
Number of Portfolio Holdings	2,486
Net Investment Advisory Fees	$430,097
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
U.S. Treasury Obligations	37.4%
Investment Companies - Domestic Fixed Income	26.6%
Investment Companies - Money Market Funds	11.4%
U.S. Government Agency Mortgages	10.2%
Financials	4.8%
Communication Services	1.4%
Utilities	1.4%
Health Care	1.1%
Information Technology	0.9%
Industrials	0.9%
Energy	0.9%
Other Investments	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2025. More complete information can be found in the Fund's current prospectus.

Effective October 10, 2025, the Portfolio implemented a 1-for-5 reverse stock split. Effective January 23, 2026, This fund acquired U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio as a result of a merger.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2025. More complete information can be found in the Fund's current prospectus.
C000025698
Shareholder Report [Line Items]
Fund Name	The Corporate Opportunities Portfolio
Trading Symbol	HCHYX
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Corporate Opportunities Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 4.97% for the fiscal year compared to 5.99% for the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index and 3.79% for the U.S. Aggregate Bond Index.

The Portfolio underperformed the benchmark due to the Parametric strategy which seeks to both replicate the risk profile of the benchmark while providing protection from widening credit spreads. Parametric manages a portfolio of futures contracts that reflects the underlying risks of the asset class as well as credit default swap index contracts.

During the fiscal year, high yield credit spreads remained historically tight despite periodic market volatility, creating a challenging environment for strategies that benefited from wider spreads and serving as the principal driver of under-performance. Parametric uses a mix of equity and fixed income futures that replicate the risk profile of the benchmark. A component of the equity mix at Parametric was replaced with City of London's equity strategy which underperformed the MSCI USA Index due to security selection and a widening of the discounts among the closed-end funds it held. City of London attempts to deliver excess returns through its top-down macro process, bottom-up stock picking and a narrowing of the closed-end fund discount to net asset value.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Corporate Opportunities Portfolio	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun 26	18,398	17,237	11,656
Jun 25	17,527	16,263	11,230
Jun 24	16,586	14,902	10,587
Jun 23	14,735	13,546	10,315
Jun 22	13,751	12,443	10,413
Jun 21	14,951	14,211	11,607
Jun 20	13,211	12,535	11,646
Jun 19	12,572	12,282	10,710
Jun 18	11,558	11,292	9,929
Jun 17	11,107	11,092	9,969
Jun 16	10,000	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	4.97%	4.24%	6.29%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	5.99%	3.94%	5.60%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 206,101,153
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 288,858
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$206,101,153
Number of Portfolio Holdings	26
Net Investment Advisory Fees	$288,858
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Investment Companies - Money Market Funds	71.0%
Investment Companies - Domestic Equity	14.2%
Investment Companies - International Equity	10.9%
Financials	0.8%
Futures	0.7%
Credit Default Swap	-2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000025699
Shareholder Report [Line Items]
Fund Name	The Short-Term Municipal Bond Portfolio
Trading Symbol	HCSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 2.93% for the fiscal year compared to 3.10% for the Bloomberg 1-3 Year Municipal Bond Index and 7.03% for the Bloomberg Municipal Bond Index. Bond markets experienced heightened volatility during the year as resilient economic growth, persistent inflation concerns and geopolitical uncertainty reinforced expectations for a higher-for-longer interest rate environment.

The portfolio underperformed its benchmark, largely due to a longer duration position. Additionally, fees and expenses further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Short-Term Municipal Bond Portfolio	Bloomberg 1-3 Year Municipal Bond Index	Bloomberg Municipal Bond Index
Jun 26	11,347	11,754	12,365
Jun 25	11,024	11,400	11,553
Jun 24	10,674	10,981	11,425
Jun 23	10,441	10,663	11,070
Jun 22	10,318	10,551	10,728
Jun 21	10,667	10,772	11,734
Jun 20	10,613	10,667	11,264
Jun 19	10,335	10,408	10,785
Jun 18	10,046	10,134	10,107
Jun 17	10,012	10,051	9,951
Jun 16	10,000	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	2.93%	1.24%	1.27%
Bloomberg 1-3 Year Municipal Bond Index	3.10%	1.76%	1.63%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 64,768,386
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 85,483
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$64,768,386
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$85,483
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
General Obligation	49.7%
Revenue Bonds	47.7%
Investment Companies - Money Market Funds	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.
C000025691
Shareholder Report [Line Items]
Fund Name	The Intermediate Term Municipal Bond Portfolio
Trading Symbol	HCIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2025 to June 30, 2026.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Intermediate Term Municipal Bond Portfolio managed by Insight North America LLC (“Insight”) returned 6.29% for the fiscal year compared to 4.63% for the Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged and 7.03% for the Bloomberg Municipal Bond Index. Bond markets experienced heightened volatility during the year as resilient economic growth, persistent inflation concerns and geopolitical uncertainty reinforced expectations for a higher-for-longer interest rate environment. Treasury yields moved higher for much of the year, weighing on longer-duration bonds. The portfolio outperformed its benchmark during the twelve-month reporting period. An allocation to closed-end funds managed by City of London contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	The Intermediate Term Municipal Bond Portfolio	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	Bloomberg Municipal Bond Index
Jun 26	12,089	12,131	12,365
Jun 25	11,373	11,594	11,553
Jun 24	11,108	11,207	11,425
Jun 23	10,784	10,966	11,070
Jun 22	10,552	10,711	10,728
Jun 21	11,224	11,389	11,734
Jun 20	10,928	11,093	11,264
Jun 19	10,589	10,660	10,785
Jun 18	10,041	10,065	10,107
Jun 17	10,028	10,010	9,951
Jun 16	10,000	10,000	10,000

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	6.29%	1.50%	1.91%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	4.63%	1.27%	1.95%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 566,878,909
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 949,896
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$566,878,909
Number of Portfolio Holdings	279
Net Investment Advisory Fees	$949,896
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition*

Table Summary
Investments	Percent of Net Assets
Revenue Bonds	64.3%
General Obligation	15.9%
Investment Companies - Domestic Fixed Income	12.4%
Certificates of Participation	3.4%
Investment Companies - Money Market Funds	1.7%
Special Tax	0.4%
Tax Allocation	0.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Summary of Change Legend [Text Block]	There were no material fund changes during the reporting period.